UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Limited
Duration Income
Trust
June 30, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin Limited Duration Income Trust 2
Performance Summary 5
Financial Highlights and Statement of Investments 7
Financial Statements 31
Notes to Financial Statements 35
Annual Meeting of Shareholders 48
Dividend Reinvestment and Cash Purchase Plan 49
Shareholder Information 51
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Semiannual Report
SEMIANNUAL REPORT
Franklin Limited Duration Income Trust
Dear Shareholder:
This semiannual report for Franklin Limited Duration Income
Trust covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide high, current income, with a
secondary objective of capital appreciation to the extent
possible and consistent with the Fund’s primary objective,
through a portfolio consisting primarily of high-yield corporate bonds, floating rate corporate loans and mortgage- and other asset-backed securities.
*
Total investments include long-term and short-term investments.
**Includes collateralized loan obligations.
***Includes common stocks, preferred stocks, warrants, convertible bonds, and escrows and litigation trusts.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +3.78% based on net asset value and
+2.83% based on market price. Net asset value decreased
from $9.43 per share on December 31, 2020, to $9.31 at
period-end, and the market price decreased from $9.42 to
$9.21 over the same period. You can find the Fund’s long-
term performance data in the Performance Summary on
page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The global economic recovery persisted in the period under
review as consumers and businesses are proving eager
to return to a normal pre-novel coronavirus (COVID-19)
life. “Reflation,” meaning a return to growth, was the key
driver for markets in the first quarter, but inflation and
commensurate risks of higher commodity prices have now
taken center stage. Central bankers continue to assure the
market that the recent rise in inflation measures will prove temporary, and market consensus had largely accepted this
optimistic view. More recently, the U.S. Federal Reserve
acknowledged that inflation risks are skewed to the upside
as they took a hawkish turn in their June 2021 meeting. As a result, markets are debating the growth and inflation outlook with equity market returns reflecting potential for positive growth, while treasury markets are turning more cautious
on the growth outlook towards the end of the period under
review as reflected in lower 10-year treasury yields.
Investment Strategy
We invest in a diversified mix of fixed income securities,
primarily high-yield corporate bonds, senior secured
floating rate corporate loans, and mortgage- and other
asset-backed securities. The Fund may also invest a
small portion in marketplace loans. Our top-down analysis
of macroeconomic trends combined with a bottom-up
analysis of market sectors, industries and issuers drives
our investment process. We seek to maintain a limited
duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and corporate
loan sectors, we seek securities trading at reasonable
valuations from issuers with characteristics such as strong
market positions, stable cash flows, reasonable capital
structures, supportive asset values, strong sponsorship
and improving credit fundamentals. In the mortgage- and
other asset-backed securities sector, we look to capture
an attractive income stream and total return through our
analysis of security prepayment assumptions, potential
pricing inefficiencies and underlying collateral characteristics.
Portfolio Composition
6/30/21
% of Total
Investments*
Corporate Bonds 43.7%
Senior Floating Rate Interests 31.0%
Mortgage-Backed Securities 12.3%
Asset-Backed Securities** 7.3%
Marketplace Loans 1.2%
Residential Mortgage-Backed Securities 0.8%
Commercial Mortgage-Backed Securities 0.8%
Other*** 0.2%
Short-Term Investments 2.7%
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
8
.

Franklin Limited Duration Income Trust

franklintempleton.com
Semiannual Report
Manager’s Discussion
High-Yield Corporate Bonds
The U.S. High Yield market (HY) continued to enjoy a
favorable environment for leveraged credit. Against the
backdrop of further reopening of the economy, supportive
fiscal and monetary policies combined with wide-open
capital markets have led to strong overall credit market
performance. Issuers are experiencing improved credit
profiles leading to ratings agency upgrades outpacing
downgrades. Consequently, market consensus is for
diminishing default risk for the balance of this year and
into 2022. While inflation pressure has become a topic of
concern in U.S. HY as well as the broader markets, not all
HY issuers are expected to be impacted to the same degree.
Industries that are at an elevated risk of repricing due to
input cost inflation, such as autos and food and beverage,
are expected to be in the minority in the universe of U.S.
HY issuers. On the contrary, there are industries such as
energy and metals and mining that are expected to benefit
from higher commodity prices as inflation pressure further
increases. In general, we believe the overall HY technical
environment remains firm. Inflows from institutional and
non-traditional HY investors, both foreign and domestic,
along with elevated call, tender activity and natural coupon reinvestment have supported the market in spite of issuance
that has continued at a record-setting pace on a year-to-date
(YTD) basis and mutual fund flows that have turned negative
YTD.
Overall, The U.S. HY sector, as measured by the ICE BofA
U.S. High Yield Constrained Index, returned +3.70% for the
six-month period ending June 30, 2021, with lower quality
rating categories outperforming.
1
Floating Rate Corporate Loans
Technical conditions in the loan market strengthened
during the period, driven by positive developments on the
vaccine front and heightened expectations for meaningful
fiscal stimulus. Inflows into loan retail vehicles accelerated and a significant increase in collateralized loan obligation
(CLO) issuance contributed to the rally. The more favorable
environment supported stronger demand for lower-rated
loans trading at deeper discounts to par, especially those in industries that were expected to benefit from a reopening
economy.
Following consecutive months of outflows during the
prior period, retail vehicle flows reversed course as more
investors looked to the asset class in response to rising
Treasury yields and potential inflation. Technical conditions in the loan market remained robust as demand from CLOs also
bolstered support for loan prices. Liability spreads tightened amid renewed investor interest in floating rate assets, as
new issue CLO spreads for some tranches reached the
tightest levels since the global financial crisis. Issuance of new CLOs increased in 2021, outpacing the rate from the
prior year, leading to stronger demand for loans as new
vehicles launched.
Positive flows and CLO issuance led to an increasing loan
supply and demand imbalance at the beginning of 2021,
resulting in a large portion of the market trading above par.
Arrangers launched more repricing deals to reduce spreads
on existing loans, after those deals were largely absent from the market for most of 2020. Net new volume eventually
increased, driven by an increase in deals to finance mergers and acquisitions. The primary market also saw an increase
in opportunistic deals for second lien loans or those to
finance dividends. Issuance of B rated loans exceeded
the pace from prior periods, leading to a further shift in the ratings mix in the loan market.
Default activity declined during the period, amid improving
fundamental conditions and better investor sentiment.
The gradual decline in defaults led the default rate to fall below the historical average by the end of the period.
While bifurcation persisted between those in industries
less impacted by the COVID-19 crisis and those affected
by continued virus fears, the percentage of loans trading at distressed levels sharply declined. Credit rating agencies
also responded to improved earnings and outlook, leading to
rating upgrades significantly outpacing downgrades.
Mortgage-Backed Securities (MBS) and Securitized
Sectors
Securitized sector performance was challenged over the
period, with only non-agency mortgage-backed securities
(RMBS) posting positive total returns. Agency mortgage-
backed securities (MBS) and commercial mortgage-backed
securities (CMBS) posted negative returns and lagged
credit-related sectors but outperformed similar duration U.S.
Treasuries.
Mortgage rates have increased year-to-date but have slowed
their steady upward trajectory. After increasing for the first few months of the year, mortgage rates have been fairly
rangebound since late April 2021. Despite the higher level
of rates, prepayments have remained high and primary and
secondary spreads have retraced from their wider levels,
1. Source: Morningstar
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Limited Duration Income Trust

franklintempleton.com
Semiannual Report
which could keep prepayments elevated for the next few
months. Rates have increased year-to-date, leaving less
than half of the agency MBS universe with an economic
incentive to refinance, compared to 80% in 2020, which is
also likely to lead to lower levels of prepayments.
Although tapering discussions have begun, it appears that
the timing will depend to a larger extent on further progress in the broader labor market than on inflation. Federal
Reserve (Fed) Chair Jerome Powell has reiterated that the
first step in adjusting monetary policy will be the tapering of asset purchases and that the discussion of this process
will continue over the coming meetings. As part of the Fed’s goal of providing strong forward guidance of changes to
monetary policy, any change to asset purchase levels will be announced in advance and that the process will be “orderly,
methodical, and transparent.”
The Fed’s continued purchases of agency MBS will remain
a key support for the market, potentially limiting spread
widening and keeping spreads range bound; support from
the Fed should keep valuations stable, and agency MBS
should continue to provide high quality allocation and a
modestly attractive carry profile, in our view.
We decreased allocation to agency MBS over the period.
The portfolio’s mortgage exposure remained heavily
weighted to conventional Freddie Mac and Fannie Mae
MBS, mainly in 3.0% coupon securities. We maintained
small allocations to RMBS and CMBS. RMBS allocation is
primarily in credit risk transfer securities. Supply and demand imbalances combined with mortgage rates still near historic
lows will continue to support a strong housing market and
remain supportive for the RMBS sector, in our view.
Thank you for your continued participation in Franklin Limited
Duration Income Trust. We look forward to serving your
future investment needs.
Sincerely,
David Yuen, CFA, FRM
Sonal Desai, Ph.D.
Glenn I. Voyles, CFA
Justin Ma, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2021
Franklin Limited Duration Income Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
3
Average Annual Total Return

Based on
NAV
4
Based on
market price
5
Based on
NAV

Based on
market price

6-Month +3.78% +2.83% +3.78% +2.83%
1-Year +13.98% +20.62% +13.98% +20.62%
5-Year +19.26% +33.12% +3.59% +5.89%
10-Year +49.30% +50.73% +4.09% +4.19%
Symbol: FTF 6/30/21 12/31/20 Change
Net Asset Value (NAV) $9.31 $9.43 -$0.12
Market Price (NYSE) $9.21 $9.42 -$0.21
See page 6 for Performance Summary footnotes.

Franklin Limited Duration Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Interest-rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Changes in the financial strength of a bond issuer or in a bond's credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower-rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
1. Figures are for common shares. As of 6/30/21, the Fund had leverage in the amount of 33.17% of the Fund’s total portfolio. The Fund employs leverage through partic-
ipation in a Credit Facility, entering into reverse repurchase agreements, and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.
2. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Distributions
(1/1/21–6/30/21)
Net Investment
Income
$0.4712

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2017
a
Year Ended
March 31, 2017 2020 2019 2018
Per common share operating
performance
(for a common share outstanding throughout
the period)
Net asset value, beginning of period ..... $9.43 $10.00 $10.11 $12.32 $12.91 $12.38
Income from investment operations:
Net investment income
b
............. 0.26 0.51 0.53 0.57 0.48 0.62
Net realized and unrealized gains (losses) 0.09 (0.15) 0.39 (0.79) (0.03) 0.85
Dividends to preferred shareholders from
net investment income .............. — — — (0.06) (0.08) (0.07)
Total from investment operations ........ 0.35 0.36 0.92 (0.28) 0.37 1.40
Less distributions to common shareholders
from:
Net investment income .............. (0.47) (0.55) (0.58) (0.49) (0.43) (0.57)
Tax return of capital ................ — (0.38) (0.45) (0.68) (0.53) (0.36)
Total distributions ................... (0.47) (0.93) (1.03) (1.17) (0.96) (0.93)
Repurchase of shares .............. — — — — — 0.06
Dilution effect of rights offering ........ — — — (0.76)
c
— —
Net asset value, end of period .......... $9.31 $9.43 $10.00 $10.11 $12.32 $12.91
Market value, end of period
d
........... $9.21 $9.42 $9.59 $9.02 $11.83 $11.97
Total return (based on market value per
share)
e
........................... 2.83% 9.43% 18.34% (14.86)% 7.08% 14.07%
Ratios to average net assets applicable
to common shares
f,g
Expenses before waiver and payments by
affiliates .......................... 1.69% 1.86% 2.16% 1.73% 1.25% 1.35%
Expenses net of waiver and payments by
affiliates
h
.......................... 1.68% 1.85% 2.15% 1.71% 1.23% 1.32%
Net investment income ............... 5.54% 5.51% 5.15% 4.97% 5.04% 4.83%
Supplemental data
Net assets applicable to common shares,
end of period (000’s) ................. $280,632 $284,199 $301,452 $304,804 $278,489 $291,875
Portfolio turnover rate ................ 53.73% 106.46% 113.49% 198.44% 168.28% 265.00%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 25.05% 60.46% 57.50% 63.84% 46.49% 93.00%
Total credit facility and reverse repurchase
agreements outstanding at end of period
(000’s) ........................... $119,398 $111,505 $107,117 $90,000
j
$— $—
Asset coverage per preferred share ...... $— $— $— $—
k
$72,311 $74,809
Liquidation preference per preferred share $— $— $— $—
k
$25,000 $25,000
Asset coverage per $1,000 of debt ...... $3,350 $3,549 $3,814 $4,387
j
$— $—
a
For the period April 1, 2017 to December 31, 2017.
b
Based on average daily shares outstanding.
c
Represents the impact of Fund’s rights offering of 7,534,709 common shares in October 2018 as a subscription price per share based on a formula.
d
Based on the last sale on the NYSE American.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Based on income and expenses applicable to both common and preferred shares.
h
Benefit of expense reduction rounds to less than 0.01%.
i
See Note 1(d) regarding mortgage dollar rolls.
j
Effective August 15, 2018, the Fund began participating in a credit facility.
k
Effective August 15, 2018, the Fund's preferred shares were liquidated.

Franklin Limited Duration Income Trust
Statement of Investments (unaudited), June 30, 2021
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Energy Equipment & Services 0.0%
†
a
Weatherford International plc ............................. United States 6,610 $ 120,302
Hotels, Restaurants & Leisure 0.0%
†
24 Hour Fitness Worldwide, Inc. .......................... United States 24,950 58,221
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 2,309 34,635
a
Birch Permian Holdings, Inc. ............................. United States 17,998 267,720
302,355
Metals & Mining 0.1%
a
Petra Diamonds Ltd. ................................... South Africa 16,570,078 336,969
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 281 1,138
a
California Resources Corp. .............................. United States 42 1,266
a,b,c
Nine Point Energy LLC ................................. United States 2,334,763 —
a,b
Riviera Resources, Inc. ................................. United States 6,305 1,628
4,032
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 522,133 —
Specialty Retail 0.1%
a
Party City Holdco, Inc. .................................. United States 17,163 160,130
Total Common Stocks (Cost $2,412,579) .......................................
982,009
Preferred Stocks 0.1%
Hotels, Restaurants & Leisure 0.1%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 59,089 177,267
a
Total Preferred Stocks (Cost $79,741) ..........................................
177,267
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 752 213
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 940 150
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,209 89
a
California Resources Corp., 10/27/24 ...................... United States 96 737
1,189
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 438 1,196
Total Warrants (Cost $—) .....................................................
2,385
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 32,589 24,765
Total Convertible Bonds (Cost $6,928) .........................................
24,765

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 66.2%
Aerospace & Defense 0.5%
f,g
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 $ 1,478,750
Air Freight & Logistics 0.1%
f,g
DAE Funding LLC , Senior Note , 144A, 4.5% , 8/01/22 .......... United Arab
Emirates 400,000 401,794
Airlines 1.2%
f,g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,000,000 1,060,000
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 500,000 556,283
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 1,200,000 1,322,700
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 103,643
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 310,875
3,353,501
Auto Components 1.4%
f
Adient US LLC , Senior Secured Note , 144A, 9% , 4/15/25 ....... United States 300,000 331,194
h
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 1,400,000 1,517,880
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ... United States 1,000,000 1,119,000
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 1,038,600
4,006,674
Banks 0.6%
e,g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 1,500,000 1,595,625
Beverages 0.3%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 700,875
Biotechnology 0.7%
f,g
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 882,909
f
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 1,100,000 1,169,575
2,052,484
Building Products 1.4%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 1,000,000 1,074,540
f,g
JELD-WEN, Inc. , Senior Note , 144A, 4.625% , 12/15/25 ......... United States 1,600,000 1,634,008
f
Standard Industries, Inc. , Senior Note , 144A, 5% , 2/15/27 ....... United States 300,000 311,062
f,g
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 851,072
3,870,682
Chemicals 2.0%
Anagram, Inc. , Secured Note , 10% , 8/15/26 ................. United States 132,919 128,562
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 307,875
f,g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 715,235
f,h
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,640,423
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,117,020
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 397,516
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 621,528

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 500,000 $ 501,875
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 300,000 300,732
5,730,766
Commercial Services & Supplies 1.4%
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Note , 144A, 6% , 6/01/29 .............................. United States 200,000 203,022
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 500,000 501,622
f,g
GFL Environmental, Inc. , Senior Secured Note , 144A, 5.125% ,
12/15/26 .......................................... Canada 1,200,000 1,273,176
f,g
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 1,400,000 1,470,644
f,g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 582,750
4,031,214
Construction & Engineering 1.6%
f
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 305,850
f
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 516,450
f,g
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 1,500,000 1,545,397
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 816,848
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,349,998
4,534,543
Consumer Finance 1.0%
f
FirstCash, Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 400,000 418,742
g
Navient Corp. ,
Senior Note , 6.5%, 6/15/22 ............................ United States 200,000 208,790
Senior Note, 7.25%, 9/25/23 ........................... United States 400,000 442,602
OneMain Finance Corp. ,
g
Senior Bond, 5.375%, 11/15/29 ......................... United States 500,000 544,870
Senior Note, 8.875%, 6/01/25 .......................... United States 500,000 555,830
g
Senior Note, 6.625%, 1/15/28 .......................... United States 600,000 689,898
2,860,732
Containers & Packaging 4.2%
f,g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 1,500,000 1,490,625
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 612,798
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 600,000 631,500
g
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 500,000 519,503
f
Mauser Packaging Solutions Holding Co. ,
g
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,500,000 1,473,000
h
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,200,000 1,247,862
f
Owens-Brockway Glass Container, Inc. ,
g
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 400,000 431,848
Senior Note , 144A, 6.625%, 5/13/27 ..................... United States 500,000 544,750
f,g
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,500,000 1,538,887

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
f,h
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 1,200,000 $ 1,193,186
f,g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 600,000 673,146
Senior Note, 144A, 5.125%, 12/01/24 .................... United States 500,000 545,925
f,g
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 800,000 871,808
11,774,838
Diversified Financial Services 0.5%
f,h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,509,353
Diversified Telecommunication Services 1.3%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 300,000 299,154
g
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 1,700,000 1,891,276
f,g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,535,625
3,726,055
Electric Utilities 1.0%
f,i
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 1,015,000
f
Vistra Operations Co. LLC ,
g
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,300,000 1,350,375
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 402,500
2,767,875
Electrical Equipment 0.4%
f,g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,016,333
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 4.125% , 5/01/25 ... United States 900,000 941,760
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 503,655
1,445,415
Energy Equipment & Services 1.2%
f,g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 1,040,621 942,962
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 325,000 330,525
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 1,000,000 982,015
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 916,000 953,803
3,209,305
Entertainment 1.2%
f,g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 2,000,000 2,071,060
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 200,000 201,172
f,h
Netflix, Inc. , Senior Note , 144A, 3.625% , 6/15/25 .............. United States 1,100,000 1,184,612
3,456,844
Equity Real Estate Investment Trusts (REITs) 1.1%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 792,919
f
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 400,000 422,822

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
g
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 $ 309,813
f
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 533,987
f,g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 714,305
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 413,500
3,187,346
Food Products 1.4%
g
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 1,000,000 1,028,350
Senior Note , 5.25%, 9/15/27 ........................... United States 400,000 417,116
f
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 400,000 400,276
g
Kraft Heinz Foods Co. , Senior Note , 3.875% , 5/15/27 .......... United States 800,000 879,606
f,g
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.625% , 11/01/24 United States 1,100,000 1,141,289
3,866,637
Health Care Equipment & Supplies 0.1%
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 180,000 194,007
Health Care Providers & Services 2.9%
g
Centene Corp. ,
f
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 1,000,000 1,046,250
f
Senior Note, 144A, 5.375%, 8/15/26 ..................... United States 1,000,000 1,046,395
Senior Note, 4.25%, 12/15/27 .......................... United States 400,000 422,000
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 508,125
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 529,370
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 400,000 427,526
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 700,000 720,629
f,g
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 1,300,000 1,380,269
f
ModivCare, Inc. , Senior Note , 144A, 5.875% , 11/15/25 ......... United States 1,500,000 1,608,877
f,g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 4.875% ,
1/01/26 ........................................... United States 500,000 519,225
8,208,666
Hotels, Restaurants & Leisure 6.1%
f,g
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 4.25% , 5/15/24 ................................. Canada 414,000 418,813
f,j
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,500,000 450
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 1,300,000 1,434,706
f
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 300,000 310,384
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 900,000 955,125
f
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 422,000
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 435,000
g
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,573,125
f,g
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,400,000 1,465,520
f
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 700,000

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
f
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 400,000 $ 404,630
f
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,200,000 1,213,764
f
International Game Technology plc ,
Senior Secured Note, 144A, 4.125%, 4/15/26 .............. United States 400,000 417,000
Senior Secured Note, 144A, 5.25%, 1/15/29 ............... United States 400,000 429,570
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 203,292
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 314,915
f,i
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 400,000 400,500
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 400,000 431,610
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,500,000 1,516,530
f
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 200,000 214,652
f,g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 1,700,000 1,834,793
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 500,000 522,815
f,g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,500,000 1,619,895
17,239,089
Household Durables 1.1%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
g
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 1,000,000 1,121,960
Senior Note, 144A, 6.625%, 1/15/28 ..................... United States 500,000 534,597
f,g
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A, 5.875% , 4/15/23 ...................... United States 1,000,000 1,071,245
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 310,410
3,038,212
Independent Power and Renewable Electricity Producers 2.3%
f
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 408,020
f,g
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 1,500,000 1,528,372
Clearway Energy Operating LLC ,
g
Senior Note , 5%, 9/15/26 ............................. United States 1,000,000 1,030,730
f,g
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 300,000 315,063
f
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 200,000 199,269
f,g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 2,000,000 1,992,330
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 1,600,000 1,077,328
6,551,112
Insurance 0.6%
f,g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 1,500,000 1,578,345
Internet & Direct Marketing Retail 0.2%
f
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 500,000 520,935
IT Services 1.7%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 694,169
f
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 500,000 511,875
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 528,717
Senior Note , 144A, 3.625%, 6/15/29 ..................... United States 200,000 203,250

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 $ 1,103,938
f,g
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 400,000 436,468
f
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 1,300,000 1,321,944
4,800,361
Machinery 1.7%
f
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 1,335,353
Hillenbrand, Inc. , Senior Note , 5.75% , 6/15/25 ................ United States 800,000 859,720
f,g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,088,775
f
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 400,000 413,252
f
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 600,000 633,000
f
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 300,000 326,157
4,656,257
Media 3.9%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 300,000 316,302
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 314,642
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 200,000 207,317
f
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 300,000 308,335
g
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 500,000 542,477
Senior Note, 6.75%, 11/15/21 .......................... United States 1,000,000 1,022,115
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
g
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 500,000 246,250
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 259,520
f,g
Gray Television, Inc. , Senior Note , 144A, 7% , 5/15/27 .......... United States 400,000 433,804
f,g
iHeartCommunications, Inc. , Senior Secured Note , 144A, 5.25% ,
8/15/27 ........................................... United States 700,000 733,180
f,g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 500,000 540,223
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 202,250
f
Nexstar Broadcasting, Inc. ,
g
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 1,000,000 1,061,250
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 200,000 205,750
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 400,000 403,300
f,g
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 500,000 518,385
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 714,714
f
Sirius XM Radio, Inc. ,
Senior Note, 144A, 4.625%, 7/15/24 ..................... United States 600,000 617,217
Senior Note, 144A, 4%, 7/15/28 ........................ United States 600,000 618,750
f
Univision Communications, Inc. ,
g
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 1,200,000 1,327,098
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 400,000 403,924
10,996,803
Metals & Mining 1.5%
g
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ......... United States 1,200,000 1,209,000
f,g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 594,762

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
f,g
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A, 8.5% ,
8/01/28 ........................................... United States 1,080,000 $ 1,202,650
d,f
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 637,000 625,667
f
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 600,000
4,232,079
Mortgage Real Estate Investment Trusts (REITs) 0.4%
f
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,000,000 987,350
Oil, Gas & Consumable Fuels 6.7%
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 200,000 227,750
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 200,000 222,260
g
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................ United States 300,000 324,854
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 1,000,000 998,600
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 400,000 458,711
Cheniere Energy Partners LP ,
g
Senior Note, 5.625%, 10/01/26 ......................... United States 400,000 416,000
g
Senior Note, 4.5%, 10/01/29 ........................... United States 900,000 968,625
f
Senior Note, 144A, 4%, 3/01/31 ........................ United States 1,000,000 1,046,250
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 600,000 633,750
f
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 528,900
f,h
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 1,500,000 1,573,125
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 315,481
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 800,000 854,136
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 536,508
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 1,050,816 967,074
f
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 307,831
b,c
Goodrich Petroleum Corp. , 13.5% , 5/31/23 .................. United States 1,520,250 1,618,185
f
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 5.75% ,
2/01/29 ........................................... United States 500,000 521,952
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 208,912 214,918
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 948,728 987,991
d,f,j
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 606,187 3,092
f
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 500,000 532,967
Occidental Petroleum Corp. ,
k
Senior Note, FRN, 1.606%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 1,100,000 1,094,845
Senior Note, 5.875%, 9/01/25 .......................... United States 200,000 222,755
Senior Note, 5.5%, 12/01/25 ........................... United States 1,000,000 1,108,145
h
Senior Note, 8.5%, 7/15/27 ............................ United States 1,000,000 1,262,655
f
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 400,000 420,636
f,g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 417,842
18,785,838

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Products 0.3%
f
Prestige Brands, Inc. ,
Senior Bond, 144A, 3.75%, 4/01/31 ...................... United States 300,000 $ 289,837
g
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 500,000 528,190
818,027
Pharmaceuticals 2.8%
f,g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,500,000 1,633,425
f
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 290,000 297,613
f,g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 492,000 502,462
Senior Note, 144A, 6%, 6/30/28 ........................ United States 613,000 414,174
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 490,625
f
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,300,000 1,349,465
f,h
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 700,000 722,015
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 1,300,000 1,327,365
f,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 203,000 207,804
g
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 900,000 993,442
7,938,390
Real Estate Management & Development 0.8%
f,g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 1,000,000 1,058,860
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 505,150
f,g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 500,000 531,815
2,095,825
Road & Rail 0.5%
f
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 522,500
b,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 952,561 879,807
1,402,307
Semiconductors & Semiconductor Equipment 0.1%
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 309,476
Software 1.6%
f,g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 1,600,000 1,699,000
f,g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 700,000 734,706
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 800,000 794,928
f
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , Senior Note ,
144A, 3.875% , 2/01/29 ................................ United States 1,200,000 1,194,282
4,422,916
Specialty Retail 1.3%
f
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 500,000 579,375
f,g
Lithia Motors, Inc. , Senior Note , 144A, 4.625% , 12/15/27 ........ United States 400,000 424,320
f
Magic Mergeco, Inc. ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 619,500
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 308,154
Party City Holdings, Inc. , Senior Secured Note , 5.75% , 7/15/25 ... United States 239,415 227,744
f,g
Rent-A-Center, Inc. , Senior Note , 144A, 6.375% , 2/15/29 ....... United States 1,000,000 1,075,750
f
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 400,000
3,634,843

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.4%
f,g
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 $ 1,061,250
Thrifts & Mortgage Finance 1.7%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 300,375
g
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 500,000 530,625
f
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 900,000 949,918
f
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. , Senior Note ,
144A, 3.625% , 3/01/29 ................................ United States 1,100,000 1,088,455
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 900,000 1,016,883
f
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 900,000 934,619
4,820,875
Trading Companies & Distributors 0.8%
f,h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,182,300
g
United Rentals North America, Inc. , Senior Bond , 5.875% , 9/15/26 United States 600,000 622,437
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 500,000 540,975
2,345,712
Wireless Telecommunication Services 1.7%
d
Digicel Group Holdings Ltd. ,
f
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 198,246 165,420
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 140,277 134,805
g
Sprint Corp. ,
Senior Note , 7.25%, 9/15/21 ........................... United States 500,000 508,433
Senior Note, 7.875%, 9/15/23 .......................... United States 1,000,000 1,137,326
Senior Note, 7.125%, 6/15/24 .......................... United States 300,000 346,500
g
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 298,125
Senior Note, 4%, 4/15/22 ............................. United States 700,000 714,430
Senior Note, 2.625%, 4/15/26 .......................... United States 1,000,000 1,024,985
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 296,625
4,626,649
Total Corporate Bonds (Cost $182,188,728) .....................................
185,842,965
a
k,l
Senior Floating Rate Interests 47.0%
Aerospace & Defense 1.0%
AI Convoy (Luxembourg) SARL , Facility USD Term Loan, B , 4.5% ,
( 2-month USD LIBOR + 3.5%; 6-month USD LIBOR + 3.5% ),
1/18/27 ........................................... Luxembourg 738,634 739,229
d
Alloy FinCo Ltd. , Facility Term Loan, B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ............................... United Kingdom 707,437 673,304
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 999,671 975,304
2020 Term Loan, B2, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 537,458 524,357
2,912,194
a a a a a a
Air Freight & Logistics 0.5%
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 , 4.5% ,
( 1-month USD LIBOR + 3.75% ), 3/24/26 .................. United States 1,389,214 1,394,750

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Airlines 1.3%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 724,129 $ 755,857
Allegiant Travel Co. , Replacement Term Loan , 3.156% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 557,551 555,321
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 546,388 577,841
Kestrel Bidco, Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 847,714 832,349
United AirLines, Inc. , Term Loan, B , 4.5% , ( 3-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 1,001,953 1,016,496
3,737,864
a a a a a a
Auto Components 1.4%
Adient US LLC , Term Loan, B1 , 3.604% , ( 1-month USD LIBOR +
3.5% ), 4/10/28 ...................................... United States 1,250,000 1,252,150
Clarios Global LP , First Lien, Amendment No. 1 Dollar Term Loan ,
3.354% , ( 1-month USD LIBOR + 3.25% ), 4/30/26 ............ United States 521,010 517,266
First Brands Group LLC , First Lien, 2021 Term Loan , 6% , ( 1-month
USD LIBOR + 5% ), 3/30/27 ............................ United States 845,115 856,384
Highline Aftermarket Acquisition LLC , First Lien, Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 11/09/27 .................. United States 548,398 551,368
Truck Hero, Inc. , Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
3.75% ), 1/31/28 ..................................... United States 713,720 714,748
3,891,916
a a a a a a
Automobiles 0.6%
American Trailer World Corp. , First Lien, Initial Term Loan , 4.5% ,
( 1-month USD LIBOR + 3.75% ), 3/03/28 .................. United States 871,320 871,185
Thor Industries, Inc. , Term Loan, B1 , 3.125% , ( 1-month USD LIBOR
+ 3% ), 2/01/26 ...................................... United States 700,000 701,750
1,572,935
a a a a a a
Banks 0.4%
Finastra Ltd. , First Lien, Dollar Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 1,092,069 1,076,681
Beverages 0.5%
City Brewing Company LLC , First Lien, Closing Date Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.5% ), 4/05/28 .............. United States 476,190 479,167
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 790,825 790,936
1,270,103
a a a a a a
Capital Markets 1.9%
Citadel Securities LP , Term Loan , 2.604% , ( 1-month USD LIBOR +
2.5% ), 2/02/28 ...................................... United States 299,250 296,539
Deerfield Dakota Holding LLC , First Lien, Initial Dollar Term Loan ,
4.75% , ( 1-month USD LIBOR + 3.75% ), 4/09/27 ............. United States 1,023,673 1,029,887
i
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan, B , 4.5% , ( 1-month USD LIBOR + 3.75% ), 4/07/28 .. United States 998,571 1,000,928
Jane Street Group LLC , Term Loan , 2.854% , ( 1-month USD LIBOR +
2.75% ), 1/26/28 ..................................... United States 548,619 546,756
Russell Investments US Institutional Holdco, Inc. , 2025 Term Loan ,
4.5% , ( 3-month USD LIBOR + 3.5% ), 5/30/25 .............. United States 1,000,000 995,785
Vertical Midco GmbH ,
USD Term Loan, 4.478%, (6-month USD LIBOR + 4.25%), 6/30/27 Germany 1,227,268 1,230,594

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Capital Markets (continued)
Vertical Midco GmbH, (continued)
m
USD Term Loan, TBD, 7/29/27 .......................... Germany 90,909 $ 91,162
5,191,651
a a a a a a
Chemicals 2.1%
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 3.604% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 193,510 191,817
INEOS 226 Ltd. , USD Term Loan, B , 3.25% , ( 1-month USD LIBOR +
2.75% ), 1/29/26 ..................................... United Kingdom 936,666 935,495
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 3.593% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 982,545 977,981
NIC Acquisition Corp. , Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 12/29/27 .................................... United States 789,716 789,349
Nouryon Finance BV , Initial Dollar Term Loan , 3.133% , ( 1-month
USD LIBOR + 2.75%; 3-month USD LIBOR + 1.75% ), 10/01/25 . Netherlands 957,233 951,451
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 ............... United States 1,475,613 1,480,379
i,m
Sparta U.S. Holdco LLC , Term Loan , TBD, 4/28/28 ............ United States 656,250 657,891
5,984,363
a a a a a a
Commercial Services & Supplies 2.5%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 5/12/28 .................. United States 1,378,923 1,384,487
CCI Buyer, Inc. , Term Loan , 4.75% , ( 3-month USD LIBOR + 4% ),
12/17/27 .......................................... United States 314,436 315,306
Legalzoom.com, Inc. , First Lien, 2018 Term Loan , 4.593% , ( 1-month
USD LIBOR + 4.5% ), 11/21/24 .......................... United States 1,950,000 1,950,605
i
Madison IAQ LLC , Term Loan , 3.75% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 714,286 715,514
Spin Holdco, Inc. , Initial Term Loan , 4.75% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,296,750 1,300,400
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 5.176% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 1,262,525 1,232,546
6,898,858
a a a a a a
Communications Equipment 0.3%
CommScope, Inc. , Initial Term Loan , 3.354% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 725,531 723,394
Construction & Engineering 0.2%
USIC Holdings, Inc. , First Lien, Initial Term Loan , 4.25% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 675,862 675,440
Construction Materials 0.1%
White Cap Buyer LLC , Initial Closing Date Term Loan , 4.5% ,
( 3-month USD LIBOR + 4% ), 10/19/27 .................... United States 398,000 399,198
Containers & Packaging 1.0%
BWay Holding Co. , Initial Term Loan , 3.354% , ( 1-month USD LIBOR
+ 3.25% ), 4/03/24 ................................... United States 987,147 965,168
i
Charter Next Generation, Inc. ,
First Lien, 2021 Initial Term Loan, 4.5%, (1-month USD LIBOR +
3.75%), 12/01/27 .................................... United States 211,732 212,493
First Lien, Retired Initial Term Loan, 5%, (1-month USD LIBOR +
4.25%), 12/01/27 .................................... United States 99,338 99,695

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Containers & Packaging (continued)
Kleopatra Finco SARL , USD Term Loan, B , 5.25% , ( 3-month USD
LIBOR + 4.75% ), 2/12/26 .............................. Luxembourg 1,635,067 $ 1,647,330
2,924,686
a a a a a a
Diversified Consumer Services 0.7%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 298,462 294,467
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.) , Initial Term Loan , 3.354% , ( 1-month USD LIBOR
+ 3.25% ), 12/31/25 .................................. United States 991,868 982,445
WeddingWire, Inc. , First Lien, Initial Term Loan , 4.686% , ( 3-month
USD LIBOR + 4.5% ), 12/19/25 .......................... United States 397,959 398,210
WW International, Inc. , Initial Term Loan , 4% , ( 1-month USD LIBOR
+ 3.5% ), 4/13/28 .................................... United States 256,410 257,478
1,932,600
a a a a a a
Diversified Financial Services 1.3%
i,m
AqGen Ascensus, Inc. , Term Loan , TBD, 5/19/28 .............. United States 843,882 843,489
Jefferies Finance LLC , Closing Date Term Loan , 3.125% , ( 1-month
USD LIBOR + 3% ), 6/03/26 ............................ United States 992,478 989,690
Sabre GLBL, Inc. , 2020 Other Term Loan, B , 4.75% , ( 1-month USD
LIBOR + 4% ), 12/17/27 ............................... United States 144,102 145,242
Verscend Holding Corp. , Term Loan, B1 , 4.104% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 1,612,551 1,618,888
3,597,309
a a a a a a
Diversified Telecommunication Services 0.9%
Altice France SA , USD Incremental Term Loan, B13 , 4.155% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 494,277 494,250
Global Tel Link , First Lien, Term Loan , 4.354% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 1,935,886 1,787,365
West Corp. , Initial Term Loan, B , 5% , ( 3-month USD LIBOR + 4% ),
10/10/24 .......................................... United States 231,365 226,775
2,508,390
a a a a a a
Electric Utilities 0.2%
Astoria Energy LLC , Advance (2020) Term Loan, B , 4.5% , ( 3-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 567,150 567,504
Electronic Equipment, Instruments & Components 0.1%
Verifone Systems, Inc. , First Lien, Initial Term Loan , 4.147% ,
( 3-month USD LIBOR + 4% ), 8/20/25 ..................... United States 397,959 391,825
Entertainment 0.7%
Diamond Sports Group LLC , Term Loan , 3.36% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 910,229 555,244
Lions Gate Capital Holdings LLC , 2023 Term Loan, A , 1.854% ,
( 1-month USD LIBOR + 1.75% ), 3/22/23 .................. United States 1,123,205 1,113,377
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.86% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 396,799 390,476
2,059,097
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Food & Staples Retailing 0.1%
GNC Holdings, Inc. , Second Lien, Term Loan , 6.2% , ( 3-month USD
LIBOR + 6% ), 10/07/26 ............................... United States 107,750 $ 97,514
Shearer's Foods LLC , First Lien, Refinancing Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.5% ), 9/23/27 ................... United States 167,028 167,375
264,889
a a a a a a
Health Care Equipment & Supplies 0.3%
Jazz Pharmaceuticals, Inc. , Term Loan , 4% , ( 1-month USD LIBOR +
3.5% ), 5/05/28 ...................................... United States 714,286 717,354
Health Care Providers & Services 4.1%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 3.25%, (1-month USD
LIBOR + 2.75%), 12/23/27 ............................. United States 1,779,124 1,761,706
i,m
Term Loan, B3, TBD, 12/23/27 .......................... United States 209,332 209,333
m
Aveanna Healthcare LLC , Term Loan, B , TBD, 6/01/28 ......... United States 710,646 707,093
CNT Holdings I Corp. , First Lien, Facility Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 11/08/27 ......................... United States 149,881 150,127
eResearchTechnology, Inc. , First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 564,248 567,512
Global Medical Response, Inc. , 2018 New Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 613,857 616,267
Heartland Dental LLC , 2021 Incremental Term Loan , 4.073% ,
( 1-month USD LIBOR + 4% ), 4/30/25 ..................... United States 409,091 408,899
i,m
ICON Luxembourg SARL , Term Loan, B , TBD, 6/16/28 ......... Luxembourg 608,696 610,360
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.75%;
3-month USD LIBOR + 3.75%), 3/02/28 ................... United States 1,524,620 1,528,957
First Lien, Initial Term Loan, C, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 48,018 48,155
Navicure, Inc. , First Lien, Initial Term Loan , 4.104% , ( 1-month USD
LIBOR + 4% ), 10/22/26 ............................... United States 1,287,720 1,291,744
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
3.854% , ( 1-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 1,238,425 1,237,131
Phoenix Guarantor, Inc. ,
First Lien, Term Loan, 3.573%, (1-month USD LIBOR + 3.5%),
3/05/26 ........................................... United States 829,751 825,888
First Lien, Term Loan, B1, 3.341%, (1-month USD LIBOR +
3.25%), 3/05/26 ..................................... United States 1,083,747 1,076,410
i
U.S. Renal Care, Inc. , Initial Term Loan , 5.125% , ( 1-month USD
LIBOR + 5% ), 6/26/26 ................................ United States 598,477 601,595
11,641,177
a a a a a a
Hotels, Restaurants & Leisure 1.0%
d
24 Hour Fitness Worldwide, Inc. , Exit Term Loan , 5.146% , PIK,
( 3-month USD LIBOR + 5% ), 12/29/25 .................... United States 1,142,505 1,012,459
Caesars Resort Collection LLC , Term Loan, B1 , 4.604% , ( 1-month
USD LIBOR + 4.5% ), 7/21/25 ........................... United States 214,281 215,218
Golden Nugget, Inc. , Initial Term Loan, B , 3.25% , ( 2-month USD
LIBOR + 2.5% ), 10/04/23 .............................. United States 386,993 384,611
i,m
Hilton Grand Vacations Borrower LLC , Term Loan , TBD, 5/19/28 .. United States 277,778 278,256
IRB Holding Corp. , Fourth Amendment Incremental Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.25%; 3-month USD LIBOR +
3.25% ), 12/15/27 .................................... United States 356,269 356,687
i,m
Raptor Acquisition Corp. , Term Loan, B , TBD, 11/01/26 ......... United States 550,847 552,453
2,799,684
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Household Durables 0.3%
i,m
AI Aqua Merger Sub, Inc. , Term Loan, B , TBD, 6/16/28 ......... United States 952,381 $ 955,952
Household Products 0.2%
m
Illuminate Merger Sub Corp. , Covenant-Lite Term Loan , TBD,
6/30/28 ........................................... United States 437,956 438,777
Insurance 2.0%
Acrisure LLC , First Lien, 2020 Term Loan , 3.604% , ( 1-month USD
LIBOR + 3.5% ), 2/15/27 ............................... United States 793,970 786,610
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 3.354%, (1-month USD LIBOR + 3.25%),
5/09/25 ........................................... United States 1,014,315 1,004,750
i
Term Loan, 4.25%, (1-month USD LIBOR + 3.75%), 11/05/27 ... United States 150,525 150,974
AssuredPartners, Inc. ,
2020 February Refinancing Term Loan, 3.604%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 1,385,936 1,380,455
i
2020 June Incremental Term Loan, 5.5%, (1-month USD LIBOR +
4.5%), 2/12/27 ...................................... United States 164,067 164,620
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%), 2/12/27 ... United States 82,691 82,970
Asurion LLC ,
New Term Loan, B8, 3.354%, (1-month USD LIBOR + 3.25%),
12/23/26 .......................................... United States 1,757,503 1,739,656
New Term Loan, B9, 3.354%, (1-month USD LIBOR + 3.25%),
7/31/27 ........................................... United States 356,657 353,015
Second Lien, New Term Loan, B3, 5.354%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 32,665 32,971
5,696,021
a a a a a a
Internet & Direct Marketing Retail 0.6%
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 4.75%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 658,133 660,397
First Lien, Amendment No. 2 Initial Term Loan, 3.604%, (1-month
USD LIBOR + 3.5%), 9/13/24 ........................... United States 1,090,730 1,087,474
1,747,871
a a a a a a
IT Services 3.5%
Arches Buyer, Inc. , Refinancing Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 12/06/27 ............................. United States 696,500 695,678
Aventiv Technologies LLC , First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.5% ), 11/01/24 .................. United States 1,951,963 1,837,744
Barracuda Networks, Inc. , First Lien, 2020 Term Loan , 3.896% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 1,101,267 1,105,738
Milano Acquisition Corp. , Term Loan, B , 4.75% , ( 3-month USD
LIBOR + 4% ), 10/01/27 ............................... United States 1,765,390 1,774,217
Neustar, Inc. , First Lien, Term Loan, B5 , 5.5% , ( 3-month USD LIBOR
+ 4.5% ), 8/08/24 .................................... United States 687,290 674,190
Peraton Corp. , First Lien, Term Loan, B , 4.5% , ( 1-month USD LIBOR
+ 3.75% ), 2/01/28 ................................... United States 1,421,361 1,427,970
Pitney Bowes, Inc. , Refinancing Term Loan, B , 4.11% , ( 1-month USD
LIBOR + 4% ), 3/17/28 ................................ United States 1,795,500 1,797,188
TIBCO Software, Inc. , Term Loan, B3 , 3.86% , ( 1-month USD LIBOR
+ 3.75% ), 6/30/26 ................................... United States 460,593 460,017
9,772,742
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Leisure Products 0.2%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 496,574 $ 486,280
Machinery 1.0%
Navistar, Inc. , Term Loan, B , 3.6% , ( 1-month USD LIBOR + 3.5% ),
11/06/24 .......................................... United States 2,355,166 2,359,876
Tiger Acquisition LLC , First Lien, Initial Term Loan , 3.75% , ( 3-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 544,218 543,709
2,903,585
a a a a a a
Media 2.3%
Cengage Learning, Inc. ,
2016 Refinancing Term Loan, 5.25%, (1-month USD LIBOR +
4.25%; 3-month USD LIBOR + 4.25%), 6/07/23 ............. United States 993,206 996,047
i,m
Term Loan, B, TBD, 6/01/28 ............................ United States 995,820 998,314
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.686% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 595,458 582,061
CSC Holdings LLC , March 2017 Refinancing Term Loan , 2.323% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 1,401,426 1,385,484
Radiate HoldCo LLC , Term Loan, B , 4.25% , ( 1-month USD LIBOR +
3.5% ), 9/25/26 ...................................... United States 271,828 272,418
Sinclair Television Group, Inc. , Term Loan, B , 2.36% , ( 1-month USD
LIBOR + 2.25% ), 1/03/24 .............................. United States 383,106 380,233
Univision Communications, Inc. ,
First Lien, 2020 Replacement Term Loan, 4.75%, (1-month USD
LIBOR + 3.75%), 3/15/26 .............................. United States 983,134 986,511
i,m
Term Loan, B, TBD, 5/05/28 ............................ United States 342,391 341,679
Virgin Media Bristol LLC , Term Loan, Q , 3.353% , ( 2-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 262,949 263,077
WideOpenWest Finance LLC , Eighth Amendment Term Loan, B ,
4.25% , ( 1-month USD LIBOR + 3.25% ), 8/18/23 ............. United States 313,084 313,149
6,518,973
a a a a a a
Metals & Mining 0.2%
U.S. Silica Co. , Term Loan , 5% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 595,487 570,926
Multiline Retail 0.5%
Franchise Group, Inc. , First Lien, Initial Term Loan , 5.5% , ( 3-month
USD LIBOR + 4.75% ), 3/10/26 .......................... United States 369,743 372,286
Harbor Freight Tools USA, Inc. , Initial Term Loan (2020) , 3.75% ,
( 1-month USD LIBOR + 3% ), 10/19/27 .................... United States 1,100,430 1,102,020
1,474,306
a a a a a a
Personal Products 0.6%
Conair Holdings LLC , First Lien, Initial Term Loan , 4.25% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 272,491 273,411
Coty, Inc. , USD Term Loan, B , 2.331% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 495,911 478,502
Sunshine Luxembourg VII SARL , Term Loan, B3 , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 851,287 855,488
1,607,401
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Pharmaceuticals 0.5%
Bausch Health Cos., Inc. , Initial Term Loan , 3.093% , ( 1-month USD
LIBOR + 3% ), 6/02/25 ................................ United States 664,692 $ 662,575
i
Organon & Co. , Term Loan , 3.5% , ( 6-month USD LIBOR + 3% ),
6/02/28 ........................................... United States 797,297 799,127
1,461,702
a a a a a a
Professional Services 0.3%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 5% , ( 3-month USD
LIBOR + 4.25% ), 3/06/28 .............................. United States 162,914 164,086
UKG, Inc. , First Lien, 2021 Incremental Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 5/04/26 .......................... United States 540,982 542,310
706,396
a a a a a a
Road & Rail 1.1%
Avis Budget Car Rental LLC , New Term Loan, B , 2.36% , ( 1-month
USD LIBOR + 2.25% ), 8/06/27 .......................... United States 1,758,079 1,729,510
Ventia Midco Pty. Ltd. , 2017 Refinancing USD Term Loan, B , 5% ,
( 3-month USD LIBOR + 4% ), 5/21/26 ..................... Australia 1,435,450 1,440,833
3,170,343
a a a a a a
Software 7.6%
athenahealth, Inc. , First Lien, Term Loan, B1 , 4.41% , ( 3-month USD
LIBOR + 4.25% ), 2/11/26 .............................. United States 1,667,978 1,674,758
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 636,364 627,480
Blackboard, Inc. , First Lien, Term Loan, B5 , 7% , ( 3-month USD
LIBOR + 6% ), 6/30/24 ................................ United States 496,715 499,260
DCert Buyer, Inc. , First Lien, Initial Term Loan , 4.104% , ( 1-month
USD LIBOR + 4% ), 10/16/26 ........................... United States 1,747,406 1,751,775
Epicor Software Corp. , Term Loan, C , 4% , ( 1-month USD LIBOR +
3.25% ), 7/30/27 ..................................... United States 668,994 669,057
Greeneden U.S. Holdings I LLC , Term Loan , 4.75% , ( 1-month USD
LIBOR + 4% ), 12/01/27 ............................... United States 779,382 782,168
Hyland Software, Inc. , First Lien, 2018 Refinancing Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.5% ), 7/01/24 .............. United States 1,070,611 1,073,844
Idera, Inc. , First Lien, Term Loan, B1 , 4.5% , ( 2-month USD LIBOR +
3.75% ), 3/02/28 ..................................... United States 1,596,420 1,599,581
IGT Holding IV AB , Facility Term Loan , 4.25% , ( 3-month USD LIBOR
+ 3.75% ), 3/31/28 ................................... Sweden 731,500 735,158
Ivanti Software, Inc. ,
First Lien, First Amendment Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 58,777 58,606
First Lien, Initial Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 12/01/27 .................................... United States 798,000 800,382

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Software (continued)
LogMeIn, Inc. , First Lien, Initial Term Loan , 4.827% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 1,649,716 $ 1,649,073
MA Financeco LLC , Term Loan, B4 , 5.25% , ( 3-month USD LIBOR +
4.25% ), 6/05/25 ..................................... United States 568,561 576,973
Mitchell International, Inc. , First Lien, Amendment No. 2 New Facility
Term Loan , 4.75% , ( 1-month USD LIBOR + 4.25% ), 11/29/24 ... United States 992,500 998,524
Perforce Software, Inc. , First Lien, New Term Loan , 3.854% ,
( 1-month USD LIBOR + 3.75% ), 7/01/26 .................. United States 1,078,625 1,071,668
Polaris Newco LLC , First Lien, Dollar Term Loan , 4.5% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 2,083,333 2,092,062
Project Ruby Ultimate Parent Corp. , First Lien, Closing Date Term
Loan , 4% , ( 1-month USD LIBOR + 3.25% ), 3/10/28 .......... United States 779,777 778,436
Quest Software US Holdings, Inc. , First Lien, Initial Term Loan ,
4.436% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 ............ United States 1,135,583 1,136,605
RealPage, Inc. , First Lien, Initial Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 4/24/28 .............................. United States 812,903 811,432
Sophia LP , Term Loan , 3.897% , ( 3-month USD LIBOR + 3.75% ),
10/07/27 .......................................... United States 161,628 161,965
Surf Holdings SARL , First Lien, Dollar Term Loan , 3.628% , ( 3-month
USD LIBOR + 3.5% ), 3/05/27 ........................... Luxembourg 486,523 483,939
i
Syncsort, Inc. , Term Loan, B , 5% , ( 3-month USD LIBOR + 4.25% ),
4/24/28 ........................................... United States 1,267,597 1,268,231
21,300,977
a a a a a a
Specialty Retail 1.8%
Great Outdoors Group LLC , Term Loan, B1 , 5% , ( 3-month USD
LIBOR + 4.25% ), 3/06/28 .............................. United States 982,350 987,109
Michaels Companies, Inc. (The) , Term Loan, B , 5% , ( 3-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 920,000 924,968
Park River Holdings, Inc. , First Lien, Initial Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 12/28/27 ......................... United States 662,365 659,881
PetSmart LLC , Initial Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 2/11/28 ..................................... United States 518,127 519,163
Rent-A-Center, Inc. , Initial Term Loan , 4.75% , ( 1-month USD LIBOR
+ 4% ), 2/17/28 ...................................... United States 284,520 285,232
Savers, Inc. , Term Loan , 6.5% , (3-month USD LIBOR + 5.75% ),
4/21/28 ........................................... United States 473,684 479,212
i
SRS Distribution, Inc. , 2021 Refinancing Term Loan , 4.25% ,
( 1-month USD LIBOR + 3.75% ), 6/02/28 .................. United States 532,450 532,783
Woof Holdings, Inc. , First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 12/21/27 ......................... United States 533,475 534,366
4,922,714
a a a a a a
Technology Hardware, Storage & Peripherals 0.8%
Amentum Government Services Holdings LLC ,
First Lien, Initial Term Loan, 3.604%, (1-month USD LIBOR +
3.5%), 1/29/27 ...................................... United States 297,000 297,037
Incremental Term Loan, 5.5%, (3-month USD LIBOR + 4.75%),
1/29/27 ........................................... United States 1,325,528 1,340,440
i,m
Magenta Buyer LLC , First Lien, Term Loan , TBD, 5/03/28 ....... United States 496,454 496,888
2,134,365
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k,l
Senior Floating Rate Interests
(continued)
Textiles, Apparel & Luxury Goods 0.3%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 5.685% ,
( 3-month USD LIBOR + 5.5% ), 12/19/25 .................. United States 470,331 $ 473,174
Tory Burch LLC , Initial Term Loan, B , 4% , ( 1-month USD LIBOR +
3.5% ), 4/16/28 ...................................... United States 338,710 338,427
811,601
a a a a a a
Total Senior Floating Rate Interests (Cost $130,842,910) .........................
131,814,794
n
Marketplace Loans 1.8%
Diversified Financial Services 1.8%
b
Lending Club - LCX PM, 9.02% - 21.99%, 10/19/23 - 2/02/26 ..... United States 491,763 468,872
b
Lending Club - LCX, 6.46% - 25.65%, 7/05/22 - 2/12/25 ......... United States 510,244 422,518
b
Lending Club, 5% - 25.34%, 10/31/21 - 3/11/25 ............... United States 4,324,151 3,944,532
b
Upgrade, 24.29% - 29.69%, 11/18/22 - 1/03/25 ............... United States 96,787 96,242
4,932,164
a a a a a a
Total Marketplace Loans (Cost $5,434,706) .....................................
4,932,164
Asset-Backed Securities 11.0%
Capital Markets 0.0%
†
o
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
4.217% , ( 1-month USD LIBOR + 4.125% ), 7/25/34 ........... United States 33,301 18,366
Diversified Financial Services 11.0%
f,h,o
Carlyle Global Market Strategies CLO Ltd. , 2014-1A , DR , 144A,
FRN , 2.79% , ( 3-month USD LIBOR + 2.6% ), 4/17/31 ......... United States 2,300,000 2,215,647
f,o
Carlyle US CLO Ltd. , 2017-4A , C , 144A, FRN , 2.984% , ( 3-month
USD LIBOR + 2.8% ), 1/15/30 ........................... United States 1,000,000 964,242
f,p
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
b
2018-29, PT, 144A, FRN, 23.01%, 12/15/43 ................ United States 136,737 136,402
2019-26, PT, 144A, FRN, 17.57%, 8/15/44 ................. United States 416,850 417,094
2019-31, PT, 144A, FRN, 15.33%, 9/15/44 ................. United States 385,483 382,614
2019-37, PT, 144A, FRN, 16.179%, 10/17/44 ............... United States 408,920 403,588
2019-42, PT, 144A, FRN, 15.859%, 11/15/44 ............... United States 405,447 405,422
2019-51, PT, 144A, FRN, 15.528%, 1/15/45 ................ United States 510,808 511,166
2019-52, PT, 144A, FRN, 16.061%, 1/15/45 ................ United States 490,457 494,773
2019-S1, PT, 144A, FRN, 12.944%, 4/15/44 ................ United States 307,373 302,270
2019-S2, PT, 144A, FRN, 13.468%, 5/16/44 ................ United States 219,400 218,871
2019-S3, PT, 144A, FRN, 12.57%, 6/15/44 ................. United States 643,654 641,649
2019-S4, PT, 144A, FRN, 9.748%, 8/15/44 ................. United States 352,416 352,606
2019-S5, PT, 144A, FRN, 11.793%, 9/15/44 ................ United States 367,526 367,542
2019-S6, PT, 144A, FRN, 10.551%, 10/17/44 ............... United States 355,713 349,688
2019-S7, PT, 144A, FRN, 10.294%, 12/15/44 ............... United States 309,129 305,484
2019-S8, PT, 144A, FRN, 8.792%, 1/15/45 ................. United States 371,297 365,673
2020-2, PT, 144A, FRN, 16.339%, 3/15/45 ................. United States 484,006 485,845
2020-7, PT, 144A, FRN, 15.608%, 4/17/45 ................. United States 296,969 294,640

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,h,o
Dorchester Park CLO DAC , 2015-1A , CR , 144A, FRN , 1.938% ,
( 3-month USD LIBOR + 1.75% ), 4/20/28 .................. United States 1,000,000 $ 1,002,046
f,h,o
Dryden 38 Senior Loan Fund , 2015-38A , DR , 144A, FRN , 3.184% ,
( 3-month USD LIBOR + 3% ), 7/15/30 ..................... United States 2,500,000 2,501,805
f,h,o
Dryden 42 Senior Loan Fund , 2016-42A , CR , 144A, FRN , 2.234% ,
( 3-month USD LIBOR + 2.05% ), 7/15/30 .................. United States 2,400,000 2,406,086
f,h,o
Dryden 58 CLO Ltd. , 2018-58A , C , 144A, FRN , 1.99% , ( 3-month
USD LIBOR + 1.8% ), 7/17/31 ........................... United States 3,000,000 2,989,702
f,o
Madison Park Funding XXXI Ltd. , 2018-31A , D , 144A, FRN , 3.173% ,
( 3-month USD LIBOR + 3% ), 1/23/31 ..................... United States 1,250,000 1,256,529
o
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
5.042% , ( 1-month USD LIBOR + 4.95% ), 10/25/33 ........... United States 350,442 377,553
f,h,o
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
2.084% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 ............. United States 6,050,000 6,035,331
f,p
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 308,655 305,344
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 338,869 333,085
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 85,978 86,401
o
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
4.966% , ( 1-month USD LIBOR + 4.875% ), 4/25/33 ........... United States 13,987 14,931
f,p
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
14.198% , 2/15/26 .................................... United States 289,594 292,416
f,o
Voya CLO Ltd. ,
h
2014-1A, BR2, 144A, FRN, 2.09%, (3-month USD LIBOR + 1.9%),
4/18/31 ........................................... United States 1,300,000 1,286,635
2014-1A, CR2, 144A, FRN, 2.99%, (3-month USD LIBOR + 2.8%),
4/18/31 ........................................... United States 500,000 483,569
h
2016-3A, CR, 144A, FRN, 3.44%, (3-month USD LIBOR + 3.25%),
10/18/31 .......................................... United States 2,000,000 1,937,566
30,924,215
a a a a a a
Total Asset-Backed Securities (Cost $30,143,035) ...............................
30,942,581
Commercial Mortgage-Backed Securities 1.2%
Diversified Financial Services 0.1%
p
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 194,980 175,531
Thrifts & Mortgage Finance 1.1%
h
Citigroup Commercial Mortgage Trust , 2015-GC27 , A5 , 3.137% ,
2/10/48 ........................................... United States 1,520,000 1,622,344
h
JPMBB Commercial Mortgage Securities Trust , 2015-C28 , A4 ,
3.227% , 10/15/48 .................................... United States 1,410,000 1,506,886
3,129,230
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,164,689) .................
3,304,761
Mortgage-Backed Securities 18.7%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.0%
g
FHLMC Gold Pools, 15 Year, 5%, 12/01/23 .................. United States 85,531 89,205
g
FHLMC Gold Pools, 20 Year, 6.5%, 8/01/27 .................. United States 112,713 126,364
g
FHLMC Gold Pools, 30 Year, 3.5%, 3/01/45 .................. United States 15,381 16,474
g
FHLMC Gold Pools, 30 Year, 3.5%, 12/01/48 ................. United States 3,122,944 3,297,459
g
FHLMC Gold Pools, 30 Year, 4%, 5/01/48 ................... United States 2,438,555 2,611,342
g
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ........... United States 294,357 345,139
g
FHLMC Gold Pools, 30 Year, 6.5%, 3/01/38 .................. United States 7,184 8,230
g
FHLMC Gold Pools, 30 Year, 7%, 9/01/27 ................... United States 36,669 39,943
g
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 118,715 136,299

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 15 Year, 2.5%, 9/01/35 ....................... United States 4,335,083 $ 4,530,520
11,200,975
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
g
FNMA, 1.665% - 1.85%, (6-month USD LIBOR +/- MBS Margin),
6/01/32 - 7/01/34 .................................... United States 139,464 139,757
139,757
Federal National Mortgage Association (FNMA) Fixed Rate 12.7%
g
FNMA, 3.5%, 7/01/56 .................................. United States 544,779 592,793
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 1,285,589 1,327,477
g
FNMA, 15 Year, 3%, 8/01/27 ............................. United States 4,931 5,205
g
FNMA, 15 Year, 3.5%, 1/01/26 ........................... United States 8,809 9,417
g
FNMA, 20 Year, 4.5%, 5/01/24 - 9/01/29 .................... United States 24,936 26,819
g
FNMA, 30 Year, 2.5%, 9/01/50 ........................... United States 5,760,526 5,965,488
g
FNMA, 30 Year, 3%, 10/01/50 ............................ United States 4,585,339 4,782,574
g
FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45 .................... United States 602,047 647,306
g
FNMA, 30 Year, 4%, 11/01/44 - 1/01/48 ..................... United States 1,040,950 1,123,911
g
FNMA, 30 Year, 4%, 10/01/47 ............................ United States 3,390,372 3,641,926
g
FNMA, 30 Year, 4.5%, 3/01/44 ........................... United States 1,558 1,713
g
FNMA, 30 Year, 5%, 5/01/38 - 7/01/39 ...................... United States 214,017 245,216
g
FNMA, 30 Year, 5.5%, 6/01/37 ........................... United States 161,003 187,210
g
FNMA, 30 Year, 6%, 4/01/33 - 6/01/38 ...................... United States 397,490 471,385
g
FNMA, 30 Year, 6.5%, 8/01/32 ........................... United States 70,169 82,052
g
FNMA, 30 Year, 8%, 10/01/29 ............................ United States 822 825
r
FNMA, Single-family, 15 Year, 2%, 7/25/36 .................. United States 4,653,000 4,799,588
r
FNMA, Single-family, 30 Year, 2%, 7/25/51 .................. United States 3,931,000 3,969,389
r
FNMA, Single-family, 30 Year, 2.5%, 7/25/51 ................. United States 7,700,000 7,964,687
35,844,981
Government National Mortgage Association (GNMA) Fixed Rate 1.9%
g
GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33 ........ United States 233,052 260,519
r
GNMA II, Single-family, 30 Year, 2%, 7/15/51 ................. United States 1,554,000 1,582,773
r
GNMA II, Single-family, 30 Year, 2.5%, 7/15/51 ............... United States 1,539,000 1,592,745
g
GNMA II, Single-family, 30 Year, 3.5%, 12/20/49 .............. United States 1,675,352 1,757,438
g
GNMA II, Single-family, 30 Year, 7%, 1/20/24 - 1/20/29 ......... United States 16,347 18,239
g
GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31 ........ United States 59,174 69,805
5,281,519
Total Mortgage-Backed Securities (Cost $51,971,677) ............................
52,467,232
Residential Mortgage-Backed Securities 1.2%
Capital Markets 0.0%
†
o
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.852% ,
( 1-month USD LIBOR + 0.76% ), 8/25/35 .................. United States 650 651
Thrifts & Mortgage Finance 1.2%
h,o
FNMA Connecticut Avenue Securities ,
2017-C03, 1M2, FRN, 3.092%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 1,872,742 1,932,906
2017-C05, 1M2, FRN, 2.292%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,429,516 1,453,805
3,386,711
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $3,398,593) ..................
3,387,362

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 47 .
a a
Country Shares/Units
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Remington Outdoor Co., Inc., Litigation Units ................. United States 3,700 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $409,643,586) ...............................
413,878,285
a
Short Term Investments 4.0%
a a
Country Shares
a
Value
a
Money Market Funds 4.0%
s,t
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 11,331,924 11,331,924
Total Money Market Funds (Cost $11,331,924) ..................................
11,331,924
Total Short Term Investments (Cost $11,331,924 ) ................................
11,331,924
a
Total Investments (Cost $420,975,510) 151.5% ..................................
$425,210,209
Reverse Repurchase Agreements (13.0)% ......................................
(36,420,917)
u
Credit Facility (29.6)% ........................................................
(83,000,000)
Other Assets, less Liabilities (8.9)% ...........................................
(25,157,085)
Net Assets 100.0% ...........................................................
$280,632,207
Amount
Borrowed Payable
v
Reverse Repurchase Agreements (13.0)%
Counterparty UBS AG, 0.48%, 9/03/21 ..................... $ 1,357,830 $ (1,358,319)
Counterparty UBS AG, 0.48%, 9/03/21 ..................... 1,467,180 (1,467,708)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,417,500 (1,418,138)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,005,000 (1,005,452)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,273,125 (1,273,698)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,068,000 (1,068,481)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,353,750 (1,354,359)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,071,250 (1,071,732)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,012,000 (1,012,455)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,317,750 (1,318,343)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,122,875 (1,123,380)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 1,005,000 (1,005,452)
Counterparty UBS AG, 0.6%, 9/03/21 ...................... 617,750 (618,028)
Counterparty UBS AG, 0.88%, 9/03/21 ..................... 4,840,000 (4,843,196)
Counterparty UBS AG, 0.88%, 9/03/21 ..................... 847,875 (848,435)
Counterparty UBS AG, 0.88%, 9/03/21 ..................... 1,433,661 (1,434,607)
Counterparty UBS AG, 0.88%, 9/03/21 ..................... 2,033,880 (2,035,222)
Counterparty UBS AG, 0.88%, 9/03/21 ..................... 866,810 (867,382)
Counterparty UBS AG, 0.88%, 9/03/21 ..................... 2,400,000 (2,401,584)
Counterparty UBS AG, 0.88%, 9/03/21 ..................... 1,102,238 (1,102,965)
Counterparty UBS AG, 1.23%, 9/03/21 ..................... 1,784,800 (1,786,446)
Counterparty UBS AG, 1.23%, 9/03/21 ..................... 2,400,000 (2,402,214)
Counterparty UBS AG, 1.23%, 9/03/21 ..................... 1,600,000 (1,601,476)
Counterparty UBS AG, 1.23%, 9/03/21 ..................... 2,000,000 (2,001,845)
Total Reverse Repurchase Agreements (Proceeds $36,398,274) ...................
$(36,420,917)

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 11 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $182,131,344, representing 64.9% of net assets.
g
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
h
A portion or all of the security is designated as collateral for reverse repurchase agreements.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
See Note 9 regarding credit risk and defaulted securities.
k
The coupon rate shown represents the rate at period end.
l
See Note 1(e) regarding senior floating rate interests.
m
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
n
See Note 1(f) regarding Marketplace Lending.
o
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
s
See Note 5(c) regarding investments in affiliated management investment companies.
t
The rate shown is the annualized seven-day effective yield at period end.
u
See Note 3 regarding Credit Facility.
v
See Note 4 regarding reverse repurchase agreements.

Franklin Limited Duration Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Limited
Duration
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $409,643,586
Cost - Non-controlled affiliates (Note 5c) ........................................................ 11,331,924
Value - Unaffiliated issuers .................................................................. $413,878,285
Value - Non-controlled affiliates (Note 5c) ....................................................... 11,331,924
Cash .................................................................................... 1,108,190
Receivables:
Investment securities sold ................................................................... 6,710,424
Interest ................................................................................. 3,293,166
Unrealized appreciation on unfunded loan commitments (Note 12) ...................................... 3,474
Total assets .......................................................................... 436,325,463
Liabilities:
Payables:
Investment securities purchased .............................................................. 33,219,354
Credit facility (Note 3) ...................................................................... 83,000,000
Management fees ......................................................................... 241,653
Transfer agent fees ........................................................................ 34,254
Trustees' fees and expenses ................................................................. 5,553
Distributions to shareholders ................................................................. 2,350,829
Accrued interest (Note 3) ................................................................... 14 8,955
Reverse repurchase agreements ............................................................. 36,420,917
Deposits from brokers for:
Reverse repurchase agreements ............................................................ 150,000
Accrued expenses and other liabilities ........................................................... 121,741
Total liabilities ......................................................................... 155,693,256
Net assets applicable to common shares ................................................. $280,632,207
Net assets applicable to common shares consist of:
Paid-in capital ............................................................................. $317,793,867
Total distributable earnings (losses) ............................................................. (37,161,660)
Net assets applicable to common shares ................................................. $280,632,207
Common shares outstanding .................................................................. 30,138,835
Net asset value per common share ............................................................. $9.31

Franklin Limited Duration Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $37,057
Non-controlled affiliates (Note 5c) ............................................................. 366
Interest:
Unaffiliated issuers ........................................................................ 10,123,569
Total investment income ................................................................... 10,160,992
Expenses:
Management fees (Note 5a) ................................................................... 1,456,860
Interest expense (Note 3 and 4) ................................................................ 622,528
Transfer agent fees ......................................................................... 17,439
Custodian fees (Note 6) ...................................................................... 2,080
Reports to shareholders ...................................................................... 17,196
Registration and filing fees .................................................................... 11,354
Professional fees ........................................................................... 78,289
Trustees' fees and expenses .................................................................. 8,114
Marketplace lending fees (Note 1f) .............................................................. 147,075
Other .................................................................................... 12,884
Total expenses ......................................................................... 2,373,819
Expense reductions (Note 6) ............................................................... (115)
Expenses waived/paid by affiliates (Note 5c) ................................................... (4,770)
Net expen ses ......................................................................... 2,368,934
Net investment income ................................................................ 7,792,058
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,107,649)
Foreign currency transactions ................................................................ (288)
Net realized gain (loss) .................................................................. (1,107,937)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,950,381
Translation of other assets and liabilities denominated in foreign currencies .............................. (174)
Net change in unrealized appreciation (depreciation) ............................................ 3,950,207
Net realized and unrealized gain (loss) ............................................................ 2,842,270
Net increase (decrease) in net assets applicable to common shares resulting from operations ................... $10,634,328

Franklin Limited Duration Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Limited Duration Income Trust
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,792,058 $15,409,319
Net realized gain (loss) ................................................. (1,107,937) (11,392,358)
Net change in unrealized appreciation (depreciation) ........................... 3,950,207 6,871,058
Net increase (decrease) in net assets applicable to common shares resulting from operations ...................................................... 10,634,328 10,888,019
Distributions to common shareholders ....................................... (14,201,419) (16,484,224)
Distributions to common share holders from tax return of capital .................... — (11,656,406)
Total distributions to common shareholders ................................... (14,201,419) (28,140,630)
Net increase (decrease) in net assets ................................... (3,567,091) (17,252,611)
Net assets applicable to common shares:
Beginning of period ..................................................... 284,199,298 301,451,909
End of period .......................................................... $280,632,207 $284,199,298

Franklin Limited Duration Income Trust
Financial Statements
Statement of Cash Flows
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 9,858,557
Operating expenses paid ..................................................................... (1,822,580)
Interest expense paid ........................................................................ (564,837)
Deposits from brokers for reverse repurchase agreements ............................................ 150,000
Realized (loss) on foreign currency transactions .................................................... (288)
Purchases of long-term investments ............................................................. (227,103,884)
Sales and maturities of long-term investments ..................................................... 218,529,572
Net sales of short-term investments ............................................................. 6,997,430
Cash provided - operating activities .......................................................... 6,043,970
Cash flow from financing activities:
Prepayment of Credit Facility .................................................................. (10,000,000)
Proceeds of reverse repurchase agreements ...................................................... 17,893,689
Cash distributions to shareholders .............................................................. (14,189,364)
Cash used - financing activities ............................................................. (6,295,675)
Net increase (decrease) in cash ................................................................. (251,705)
Cash at beginning of period ..................................................................... 1,359,895
Cash at end of period ......................................................................... $1,108,190
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the six months ended June 30, 2021 (unaudited)
Net increase (decrease) in net assets resulting from operating activities .................................... $ 10,634,328
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. 15,764
Reinvested dividends from non-controlled affiliates ............................................... (366)
Interest received in the form of securities ...................................................... (194,178)
Decrease in dividends and interest receivable and other assets ..................................... 70,523
Increase in interest payable ................................................................ 57,691
Increase in deposits from brokers ............................................................ 150,000
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (76,174)
Increase in payable for investments purchased ................................................. 5,899,230
Increase in receivable for investments sold ..................................................... (5,097,696)
Increase in cost of investments ............................................................. (1,464,945)
Increase in unrealized appreciatio n on investments. .............................................. (3,950,207)
Net cash provided by operating activities ........................................................... $6,043,970

Franklin Limited Duration Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Limited Duration Income Trust (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as a closed-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and
to-be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At June 30, 2021, the Fund had no securities on loan.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open
1. Organization and Significant Accounting Policies
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. The Fund employs a managed distribution
policy whereby the Fund will make monthly distributions
to common shareholders at an annual minimum fixed rate
of 10%, based on the average monthly NAV of the Fund’s
common shares. Under the policy, the Fund is managed with
a goal of generating as much of the distribution as possible from net investment income and short-term capital gains.
The balance of the distribution will then come from long-
term capital gains to the extent permitted and, if necessary, a return of capital. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). During the period ended June
30, 2021 and year ended December 31, 2020 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 242,561 shares. During the period ended June 30, 2021 and year ended December 31, 2020, there were no shares repurchased.
3. Credit Facility
The Fund has entered into a credit facility agreement (“Credit Facility”) with BNP Paribas Prime Brokerage International Ltd.
(“BNPP”) pursuant to which the Fund may borrow up to a maximum commitment amount of $100,000,000. The Fund will pay interest in the amount of 0.90% plus the 3-month U.S. Dollar London Interbank Offered Rate on the amount outstanding. The
Fund is required to fully collateralize its outstanding loan balance as determined by BNPP by pledging assets, which are held
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
in a segregated account, and are indicated in the Statement of Investments. If the Fund fails to meet certain requirements or maintain other financial covenants required under the Credit Facility, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding.
The Fund had outstanding borrowings of $83,000,000 as of June 30, 2021 and incurred $490,243 of interest expense during the period. Average borrowings and the average interest rate for the days outstanding during the period ended June 30, 2021, were $90,241,831 and 1.08%, respectively.
The Credit Facility also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive dividends and interest on rehypothecated securities. The Fund also has the right under the Credit Facility to recall any securities pledged as collateral from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated for any fees or losses related to the failed delivery or, in the event a recalled security is not be returned, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the market value of the recalled security. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities. Rehypothecated securities are included among the portfolio securities pledged by the Fund as collateral for the Credit Facility. As of June 30, 2021, there were no rehypothecated securities.
4. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund.
This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $36,474,590, which includes interest due at maturity, are 31-90 days.
The Fund pledged corporate bonds, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities as the collateral valued at $36,475,429, which has been identified on the Statement of
Investments. Cash collateral that has been received to manage credit exposure and liquidity for reverse repurchase agreements is reflected as payable for deposits from brokers for reverse repurchase agreements on the Statement of Assets and Liabilities
For the period ended June 30, 2021, the average borrowings and the average interest rate were $25,490,985, and 0.9%, respectively.
3. Credit Facility
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the
Credit Facili ty and other financial leverage.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $18,328,988 $78,604,680 $(85,601,744) $— $— $11,331,924 11,331,924 $366
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $2,000 $(2,000) $ — $ — $—
a
— $—
Total Affiliated Securities .... $18,328,988 $78,606,680 $(85,603,744) $— $— $11,331,924 $366
a
As of June 30, 2021, no longer held by the fund.

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
6. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
7. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, corporate action, bond discounts and premiums and defaulted bonds.
8. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$233,003,114 and $222,890,841, respectively.
9. Credit Risk and Defaulted Securities
At June 30, 2021, the Fund had 74.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2021, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,030,155
Long term ................................................................................ 30,625,629
Total capital loss carryforwards ............................................................... $33,655,784
Cost of investments .......................................................................... $385,117,426
Unrealized appreciation ........................................................................ $13,668,681
Unrealized depreciation ........................................................................ (9,974,172)
Net unrealized appreciation (depreciation) .......................................................... $3,694,509

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
12. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.
At June 30, 2021, unfunded commitments were as follows:
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Limited Duration Income Trust
1,520,250 Goodrich Petroleum Corp., 13.5%, 5/31/23 ......... 3/09/21 - 4/15/21 $ 1,520,250 $ 1,618,185
2,334,763 Nine Point Energy LLC ........................ 7/15/14 - 1/22/21 1,208,234 —
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $2,728,484 $1,618,185
*
In U.S. dollars unless otherwise indicated.
Borrower Unfunded Commitment
Al Aqua Merger Sub, Inc. $119,494
Aveanna Healthcare LLC 164,440
National Mentor Holdings, Inc. 70,980
Pluto Acquisition I, Inc. 858,711
$1,213,625

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 120,302 $ — $ — $ 120,302
Hotels, Restaurants & Leisure ............. — 58,221 — 58,221
Machinery ............................ — 302,355 — 302,355
Metals & Mining ....................... 336,969 — — 336,969
Oil, Gas & Consumable Fuels ............. 2,404 — 1,628
a
4,032
Road & Rail .......................... — — —
a
—
Specialty Retail ........................ 160,130 — — 160,130
Preferred Stocks ........................ — 177,267 — 177,267
Warrants :
Oil, Gas & Consumable Fuels ............. 737 — 452 1,189
Paper & Forest Products ................. 1,196 — — 1,196
Convertible Bonds ....................... — 24,765 — 24,765
Corporate Bonds :
Aerospace & Defense ................... — 1,478,750 — 1,478,750
Air Freight & Logistics ................... — 401,794 — 401,794
Airlines .............................. — 3,353,501 — 3,353,501
Auto Components ...................... — 4,006,674 — 4,006,674
Banks ............................... — 1,595,625 — 1,595,625
Beverages ........................... — 700,875 — 700,875
Biotechnology ......................... — 2,052,484 — 2,052,484
Building Products ...................... — 3,870,682 — 3,870,682
Chemicals ........................... — 5,730,766 — 5,730,766
Commercial Services & Supplies ........... — 4,031,214 — 4,031,214
Construction & Engineering ............... — 4,534,543 — 4,534,543
Consumer Finance ..................... — 2,860,732 — 2,860,732
Containers & Packaging ................. — 11,774,838 — 11,774,838
Diversified Financial Services ............. — 1,509,353 — 1,509,353
Diversified Telecommunication Services ..... — 3,726,055 — 3,726,055
Electric Utilities ........................ — 2,767,875 — 2,767,875
Electrical Equipment .................... — 1,016,333 — 1,016,333
Electronic Equipment, Instruments &
Components ........................ — 1,445,415 — 1,445,415
Energy Equipment & Services ............. — 3,209,305 — 3,209,305
Entertainment ......................... — 3,456,844 — 3,456,844
Equity Real Estate Investment Trusts (REITs) . — 3,187,346 — 3,187,346
Food Products ........................ — 3,866,637 — 3,866,637
Health Care Equipment & Supplies ......... — 194,007 — 194,007
Health Care Providers & Services .......... — 8,208,666 — 8,208,666
Hotels, Restaurants & Leisure ............. — 17,239,089 — 17,239,089
Household Durables .................... — 3,038,212 — 3,038,212
Independent Power and Renewable Electricity
Producers .......................... — 6,551,112 — 6,551,112
13. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Insurance ............................ $ — $ 1,578,345 $ — $ 1,578,345
Internet & Direct Marketing Retail .......... — 520,935 — 520,935
IT Services ........................... — 4,800,361 — 4,800,361
Machinery ............................ — 4,656,257 — 4,656,257
Media ............................... — 10,996,803 — 10,996,803
Metals & Mining ....................... — 4,232,079 — 4,232,079
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 987,350 — 987,350
Oil, Gas & Consumable Fuels ............. — 17,167,653 1,618,185 18,785,838
Personal Products ..................... — 818,027 — 818,027
Pharmaceuticals ....................... — 7,938,390 — 7,938,390
Real Estate Management & Development .... — 2,095,825 — 2,095,825
Road & Rail .......................... — 522,500 879,807 1,402,307
Semiconductors & Semiconductor Equipment . — 309,476 — 309,476
Software ............................. — 4,422,916 — 4,422,916
Specialty Retail ........................ — 3,634,843 — 3,634,843
Textiles, Apparel & Luxury Goods .......... — 1,061,250 — 1,061,250
Thrifts & Mortgage Finance ............... — 4,820,875 — 4,820,875
Trading Companies & Distributors .......... — 2,345,712 — 2,345,712
Wireless Telecommunication Services ....... — 4,626,649 — 4,626,649
Senior Floating Rate Interests ............... — 131,814,794 — 131,814,794
Marketplace Loans ...................... — — 4,932,164 4,932,164
Asset-Backed Securities :
Capital Markets ........................ — 18,366 — 18,366
Diversified Financial Services ............. — 30,787,813 136,402 30,924,215
Commercial Mortgage-Backed Securities ...... — 3,304,761 — 3,304,761
Mortgage-Backed Securities ................ — 52,467,232 — 52,467,232
Residential Mortgage-Backed Securities ...... — 3,387,362 — 3,387,362
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 11,331,924 — — 11,331,924
Total Investments in Securities ........... $11,953,662 $405,687,909 $7,568,638 $425,210,209
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 3,474 $ — $ 3,474
Total Other Financial Instruments ......... $— $3,474 $— $3,474
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements ............ $ — $ 36,420,917 $ — $ 36,420,917
a
Includes securities determined to have no value at June 30, 2021.
13. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
accretion
( amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ —
e
$ — $ —
e
$ — $ — $ — $ (1,947,001) $ 1,947,001 $ — $ —
Oil, Gas & Consumable
Fuels .......... 1,631 — — — — — — (3) 1,628
e
(3)
Road & Rail ....... 14,006 — — — — — — (14,006) —
e
(14,006)
Warrants :
Oil, Gas & Consumable
Fuels .......... 87 — — — — — — 365 452 365
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... 11,400 — — — (11,400) — — — — —
Oil, Gas & Consumable
Fuels .......... 3,092 1,520,250 — — (3,092) — — 97,935 1,618,185 97,935
Road & Rail ....... 864,816 — — — — 41,563 — (26,572) 879,807 (26,572)
Senior Floating Rate
Interests :
Road & Rail ....... 647,125 — (696,715) — — (6,240) (28,528) 84,358 — —
Marketplace Loans :
Diversified Financial
Services ........ 7,222,952 148,156 (2,676,203) — — — (90,271) 327,530 4,932,164 33,145
Asset-Backed Securities :
Diversified Financial
Services ........ — — (49,577) 188,710 — — (1,070) (1,661) 136,402 (1,661)
Escrows and Litigation
Trusts ........... 3,000
e
— (9,334) — — — (43,576) 49,910 —
e
—
Total Investments in Securities . $8,768,109 $1,668,406 $(3,431,829) $188,710 $(14,492) $35,323 $(2,110,446) $2,464,857 $7,568,638 $89,203
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
e
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Corporate Bonds:
Oil, Gas & Consumable Fuels $1,618,185 Discounted cash flow Discount rate 15.6% Decrease
c
Free cash flow $.9 mil Increase
Road & Rail $879,807 Discounted cash flow Discount rate 15.6% Decrease
Free cash flow $1.7 mil Increase
Marketplace Loans:
Lending Club-LCX PM
......
468,872 Discounted cash flow Loss-adjusted
discount rate
10.5% Decrease
d
Projected loss rate 11.7% Decrease
d
Lending Club-LCX 422,518 Discounted cash flow Loss-adjusted
discount rate
10.3% Decrease
d
Projected loss rate 21.5% Decrease
d
Lending Club
.............
3,944,532 Discounted cash flow Loss-adjusted
discount rate
7.1% Decrease
d
Projected loss rate 19.3% Decrease
d
All Other Investments
..........
234,724
e,f
Total
.......................
$7,568,638
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets
e
Includes securities determined to have no value at June 30, 2021.
f
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
13. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
CLO
Collateralized Loan Obligation
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBD
To Be Determined

Franklin Limited Duration Income Trust
Annual Meeting of Shareholders

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Limited Duration Income Trust (Fund) was held on
October 1, 2020. At the Meeting, shareholders elected Terrence J. Checki, Mary C. Choksi, Rupert H. Johnson, Jr. and
Larry D. Thompson as Trustees of the Fund to hold office for a three year term, set to expire at the 2023 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Harris J. Ashton, Edith E. Holiday, Gregory E. Johnson and J. Michael Luttig are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
Terrence J. Checki 26,089,612 514,875
Mary C. Choksi 26,103,663 500,824
Rupert H. Johnson, Jr. 26,059,008 545,479
Larry D. Thompson 26,074,129 530,358

Franklin Limited Duration Income Trust

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Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.
You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.
If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.
If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.
The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.
The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.
There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.
The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

Franklin Limited Duration Income Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Semiannual Report
As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.
You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.
The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

Franklin Limited Duration Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN LIMITED DURATION INCOME TRUST
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Fund (Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to the
mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to
the services provided to the Fund by the FT organization.
The Board specifically noted FT’s commitment to enhancing
services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason
companies.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end general bond funds. The
Board noted that the Fund’s annualized income return for
the one- and three-year periods was above the median of its
Performance Universe, but for the five- and 10-year periods
was below the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return
for the one-, three-, five- and 10-year periods was below
the median and primarily in the fifth quintile (worst) of the
Fund’s Performance Universe. The Board discussed this
performance with management and management explained
that the Performance Universe was composed of a disparate
group of fixed-income closed-end funds, noting that only one of these funds has the same multi-sector asset mix as the
Fund and limited duration investment mandate followed by
the Fund. The Board considered that the income-oriented
investment objective of the Fund is the primary focus for the
Fund’s portfolio management team and that the evaluation
of the Fund’s performance relative to the Fund’s peers on an annualized income return basis is consistent with investor
expectations and the Fund’s investment goals. Given
management’s explanation and the Fund’s income-oriented
investment objective, the Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report, which reflects historical asset levels.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and nine
other leveraged closed-end general bond funds. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were below the medians of its Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Statement of
Investments
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

FTF S 08/21
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Semiannual Report
Franklin Limited Duration Income Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/ 342-
5236
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
www.astfinancial.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J.
Michael Luttig and Larry D. Thompson
.

Item 6. Schedule of Investments.          N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
The investment manager has delegated its administrative duties with respect to the voting of proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the best interests of the Fund and its shareholders.
To assist it in analyzing proxies of equity securities, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, vote execution services, ballot reconciliation services, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third party proxy service provider (each a "Proxy Service") are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from a Proxy Service or any third party to be determinative of the investment manager's ultimate decision. Rather, the investment manager exercises its independent judgment in making voting decisions. For most proxy proposals, the investment manager’s evaluation will result in the same position being taken for all Funds. In some cases, however, the evaluation may result in a Fund or investment manager voting differently, depending upon the nature and objective of the Fund, the composition of its portfolio, whether the investment manager has adopted a custom voting policy, and other factors. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the best interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.
Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from a Proxy Service and relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.
To avoid certain potential conflicts of interest, the investment manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to a SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all other holders of the underlying fund's shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the investment manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the investment manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals. If a Franklin Templeton investment company becomes a holder of more than 25% of the shares on a non-affiliated fund, as a result of a decrease in the outstanding shares of the non-affiliated fund, then the investment manager will vote the shares in the same proportion as the vote of all other holders of the non-affiliated fund.
The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
Engagement with issuers
. The investment manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The investment manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The investment manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
Investment manager’s proxy voting policies and principles
 The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis.
Board of directors
. The investment manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager supports boards with strong risk management oversight. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
In the event of a contested election, the investment manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.
Ratification of auditors of portfolio companies
. The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence. The investment manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.
Management and director compensation
. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.
The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.
Anti-takeover mechanisms and related issues
.  The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (often referred to as “poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting. The investment manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.
Changes to capital structure
. The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and corporate restructuring
. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental and social issues
.  The investment manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the investment manager’s approach to consideration of environmental, social and governance issues within the investment manager’s processes and ownership practices.
Shareholder proposals.
The investment manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
In the investment manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the investment manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the investment manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.
The investment manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the investment manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.
Governance matters
. The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
Proxy access
. In cases where the investment manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the investment manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.
Global corporate governance
. Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the investment manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the investment manager’s intended vote is not correctly submitted; (ix) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
In some non-U.S. jurisdictions, even if the investment manager uses reasonable efforts to vote a proxy on behalf of the Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the investment manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the investment manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the investment manager's votes are not received, or properly tabulated, by an issuer or the issuer's agent.
The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.
Procedures for meetings involving fixed income securities & privately held issuers
.  From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the investment manager for each Fund involved. If the Proxy Group does not receive voting instructions from the investment manager, the Proxy Group will take no action on the event. The investment manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described above.
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the investment manager may nonetheless vote as it deems in the best interests of the Fund. The investment manager will report such decisions on an annual basis to the Fund board as may be required.
Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30
.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and
Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                         N/A

Item 13. Exhibits.

(a) (1)
Code of Ethics

codeofethics

(a) (2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021